HUMANKIND BENEFIT CORPORATION

(the “Company”)

Humankind US Stock ETF

Supplement dated May 31, 2024
to the Statement of Additional Information (the “SAI”)
dated April 29, 2024

Effective May 31, 2024, N. Lynn Bowley has resigned as the Chief Compliance Officer of the Company. The Board of Directors of the Company has appointed Jared Lahman as the new Chief Compliance Officer of the Company, effective May 31, 2024. Accordingly, effective May 31, 2024, the SAI is revised as follows:

The information with respect to Mr. Bowley as Chief Compliance Officer of the Company in the Officers table on page 15 of the SAI is hereby deleted and replaced with the following:

Jared Lahman (1986)	Chief Compliance Officer

Chief Compliance Officer, Lind Capital Partners Municipal Credit Income Fund (since 2024); Assistant Vice President and Compliance Officer, Northern Lights Compliance Services, LLC (since 2023); Chief Compliance Officer, Boyar Value Fund (since 2023); Anti-Money Laundering Compliance Officer, Centaur Mutual Fund Trust (since 2023); Anti-Money Laundering Compliance Officer, Atlas U.S. Tactical Income Fund, Inc. (since 2023); Anti-Money Laundering Compliance Officer, Boyar Value Fund (2022 – 2023); Anti-Money Laundering Compliance Officer, Fairway Private Markets Funds (since 2022); Anti-Money Laundering Compliance Officer, Northern Lights Fund Trust II (since 2022); Anti-Money Laundering Compliance Officer, Valued Advisers Trust (since 2022); Anti-Money Laundering Compliance Officer, Miller Investment Trust (since 2021); Anti-Money Laundering Compliance Officer, Alternative Strategies Fund (since 2020); Anti-Money Laundering Compliance Officer, Vela Funds (since 2020); Anti-Money Laundering Compliance Officer, North Country Funds (since 2020); Anti-Money Laundering Compliance Officer, Two Roads Shared Trust (since 2019); Anti-Money Laundering Compliance Officer, iDirect Private Markets Funds (since 2019); Anti-Money Laundering Compliance Officer, Northern Lights Funds Trust IV (since 2019); Compliance Analyst, Northern Lights Compliance Services, LLC (2019 - 2023).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE